Financial Instruments and Fair Value Disclosures - Summary of Valuation in Box Ships (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivatives Fair Value [Line Items]
Investment in equity affiliate - Box Ships Inc.	$ 5,190,625	$ 11,309,375
Investment in equity affiliate - Box Ships Inc. (Loss)	5,633,627
Quoted Prices in Active Markets (Level 1)
Derivatives Fair Value [Line Items]
Investment in equity affiliate - Box Ships Inc.	5,190,625
Investment in equity affiliate - Box Ships Inc. (Loss)	$ 5,633,627